======================================================================ORBITEX(r)
                                                                  GROUP OF FUNDS



                               Orbitex AdvisorOne
                                  Amerigo Fund
                                  Clermont Fund
                        Supplement dated January 6, 2003
                       to Prospectus dated August 28, 2002



The "Initial Purchase" paragraph of the "By Wire" section of the "Method of Purchase - Purchase Procedures" chart on page 21 is amended as follows:

Initial Purchase: Call us at 1-866-811-0225 for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: First National Bank of Omaha, ABA No. 104000016, Credit: Name of Fund, DDA No. 110197751, FBO: Shareholder Name, Name of Fund, Shareholder Account #. You must also complete and mail an application to the address shown above under "By Mail."

                               * * * * * * * * * *

The reference to the 1-888-ORBITEX telephone number on pages 21, 22, 24, 26, 27, 34 and the back cover is deleted in its entirety and replaced with the following telephone number:




                                 1-866-811-0225



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